Fair Value Measurements - Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity Securities (Detail) - Mar. 31, 2020 ₨ in Millions, $ in Millions	INR (₨)		USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	₨ 7		$ 0.1
Fixed Rate Bank of Mauritius Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	7
Non-current investments, fair value	₨ 7	[1]	$ 0.1

[1]	Fair value measurement at reporting date using significant unobservable inputs (Level 3).